Share-Based Payments (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended
	May 31, 2020	Mar. 31, 2020	Jun. 30, 2020
CEO [Member] | Options [Member]
Statement Line Items [Line Items]
Number of share options granted (ADSs)		294,828
Fair value at the grant date (thousands of USD)		$ 182
Range of share price (USD)		$ 1.09
Range of exercise price (USD)		$ 1.09
Range of expected share price volatility		63.43%
Range of estimated life (years)		7 years
Range of weighted average of risk-free interest rate		0.36%
Expected dividend yield
Employees, Officers, Consultants [Member]
Statement Line Items [Line Items]
Number of share options granted (ADSs)	3,247,000	3,247,000	3,247,000
Fair value at the grant date (thousands of USD)	$ 4,254		$ 4,254
Range of share price (USD)		$ 0.70
Range of exercise price (USD)	$ 0.70		$ 0
Expected dividend yield
Employees, Officers, Consultants [Member] | Bottoms of Range [Member]
Statement Line Items [Line Items]
Range of share price (USD)	$ 0.839		$ 0.839
Range of expected share price volatility	67.77%		67.77%
Range of estimated life (years)	4 years		4 years
Range of weighted average of risk-free interest rate	0.362%		0.362%
Employees, Officers, Consultants [Member] | Hightest Of Range [Member]
Statement Line Items [Line Items]
Range of share price (USD)	$ 2.67		$ 2.67
Range of estimated life (years)	7 years		7 years
Range of weighted average of risk-free interest rate	62.50%		62.50%
Employees [Member] | RSU [Member]
Statement Line Items [Line Items]
Number of share options granted (ADSs)	778,000		778,000
Fair value at the grant date (thousands of USD)	$ 2,065		$ 2,065
Range of exercise price (USD)	$ 0		$ 0
Range of expected share price volatility
Range of weighted average of risk-free interest rate
Expected dividend yield
Employees [Member] | RSU [Member] | Bottoms of Range [Member]
Statement Line Items [Line Items]
Range of share price (USD)	$ 2.12		$ 2.67
Employees [Member] | RSU [Member] | Hightest Of Range [Member]
Statement Line Items [Line Items]
Range of share price (USD)	$ 2.12		$ 2.67